Income Taxes (Details 1) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Total current tax provision	$ 0	$ 0	$ 32,673
Change in valuation allowance	988,131	641,285	5,880,667
Total deferred provision	0	0	0
Total	0	0	32,673
Switzerland [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	32,673
Total deferred provision	(513,023)	(532,307)	(3,343,233)
Total	0	0	32,673
South Africa [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0
Total deferred provision	(19,435)	(103,576)	(1,840,984)
Total	0	0	0
United States [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0
Total deferred provision	(455,673)	(5,402)	(461,075)
Total	0	0	0
Brazil [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0
Total deferred provision	0	0	(235,375)
Total	$ 0	$ 0	$ 0